UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows (used in)/provided by Operating Activities:
Net income	$ 77,340,987	$ 6,657,133
Adjustments to reconcile net income to net cash (used in)/provided by Operating activities:
Depreciation and amortization	3,785,684	3,571,444
Amortization of deferred finance charges	115,074	62,909
Gain on sale of vessels	(40,548,776)	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	5,817,705	(5,416,468)
Inventories	(66,884)	(2,924,444)
Due from/to related parties	(4,035,130)	2,111,830
Prepaid expenses and other assets	3,144,511	(1,264,091)
Other deferred charges	0	(38,889)
Accounts payable	3,039,191	1,727,697
Accrued liabilities	751,189	550,692
Deferred revenue	440,425	(542,347)
Dry-dock costs paid	(1,447,121)	(503,755)
Net Cash provided by Operating Activities	48,336,855	3,991,711
Cash flow (used in)/provided by Investing Activities:
Vessel acquisitions and other vessel improvements	(37,778,507)	(479,188)
Advances for vessel acquisition	(3,390,000)	0
Net proceeds from sale of vessel	69,102,804	0
Net cash (used in)/provided by Investing Activities	27,934,297	(479,188)
Cash flows (used in)/provided by Financing Activities:
Net (decrease)/ increase in Former Parent Company Investment	211,982	(1,994,004)
Issuance of Series B Preferred shares	40	0
Issuance of common shares pursuant to private placement	19,415,001	0
Payment of Dividend Preferred Shares A	(151,667)	0
Repayment of long-term debt	(7,320,000)	(1,700,000)
Payments related to Spin-Off	(2,667,044)	0
Net cash (used in)/provided by Financing Activities	9,488,312	(3,694,004)
Net (decrease)/ increase in cash, cash equivalents, and restricted cash	85,759,464	(181,481)
Cash, cash equivalents and restricted cash at the beginning of the period	42,479,594	5,663,411
Cash, cash equivalents and restricted cash at the end of the period	128,239,058	5,481,930
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	127,889,058	4,781,930
Restricted cash, non-current	350,000	700,000
Cash, cash equivalents and restricted cash at the end of the period	$ 128,239,058	$ 5,481,930